Equity - Schedule of Non-controlling Interest Movement (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity note[abstract]
Beginning balance	$ 69,087	$ 94,445	$ 218,082
Increase participation in Colombia			(151,531)
Comprehensive income	8,624	(25,358)	27,894
Ending balance	$ 77,711	$ 69,087	$ 94,445